SHAREHOLDERS' EQUITY (Schedule of Share Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of share options
Outstanding as of beginning of year	4,351,487	4,483,793	3,946,484
Granted	5,402,961	30,336	787,717
Exercised	23,932	125,260	87,887
Terminated	4,273	411	14,738
Forfeited	1,659,494	36,971	147,783
Outstanding as of end of year	8,066,749	4,351,487	4,483,793
Options exercisable as of end of year	2,419,180	3,553,662	2,678,946
Weighted average exercise price
Outstanding as of beginning of year	$ 15.21	$ 14.97	$ 14.82
Granted	$ 4.54	$ 12.64	$ 19.29
Exercised	$ 4.35	$ 4.36	$ 5.70
Terminated	$ 52.79	$ 63.57	$ 168.97
Forfeited	$ 23.76	$ 20.23	$ 24.19
Outstanding as of end of year	$ 6.31	$ 15.21	$ 14.97
Options exercisable as of end of year	$ 9.03	$ 14.28	$ 17.23